Commitments - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Apr. 30, 2017
Loss Contingencies [Line Items]
Rent expense under operating leases	$ 100	$ 100
Maximum percent employees may defer	100.00%
Percent of compensation for employer match	3.00%
Costs incurred from retirement plan	$ 68	$ 67
Office space
Loss Contingencies [Line Items]
Operating lease period			96 months
Office equipment | Minimum
Loss Contingencies [Line Items]
Operating lease period	5 years
Office equipment | Maximum
Loss Contingencies [Line Items]
Operating lease period	7 years